SUBSEQUENT EVENTS - Narrative (Details) - EUR (€) € / shares in Units, € in Millions		2 Months Ended
	Feb. 18, 2020	Feb. 14, 2020
Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (in Euro per share)	€ 1.13
Dividends declared, aggregate amount	€ 210.0
Common Shares | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of shares repurchased (shares)		209,326
Consideration paid to repurchase shares		€ 153.2
Treasury shares		8,849,502